Lease liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Lease liabilities.
Schedule of change in the lease liabilities

The following tables reconcile the change in the lease liabilities and disclose a maturity analysis of the lease liabilities for the three months ended March 31, 2022 and the year ended December 31, 2021:

Balance as at December 31, 2020	$1,075,773
Lease addition	1,575,434
Accretion of lease liability	144,975
Repayment of principal and interest	(908,911)
Balance as at December 31, 2021	$1,887,271
Lease addition	1,710,226
Accretion of lease liability	48,820
Repayment of principal and interest	(265,890)
Lease modification	(356,433)
Balance as at March 31, 2022	$3,023,994

Schedule of the contractual undiscounted cash flows related to leases

			Present value of
	Future minimum		minimum lease
At March 31, 2022	lease payments	Interest	payments
Less than one year	$828,435	$254,141	$574,294
Between one and five years	2,374,561	479,389	1,895,172
More than five years	635,620	81,092	554,528
	$3,838,616	$814,622	$3,023,994
Current portion of lease liabilities			574,294
Non-current portion of lease liabilities			$2,449,700